Derivative Financial Instruments - Additional Information (Parenthetical) (Detail) - Interest rate swaps [member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Notional principal of the outstanding derivative contracts	$ 460	$ 527
Bottom of range [member] | Fixed rate from 1.64% to 1.72% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	1.64%
Top of range [member] | Fixed rate from 1.64% to 1.72% [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	1.72%